Offerings - Offering: 1	May 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	17,540,000
Proposed Maximum Offering Price per Unit	3.7
Maximum Aggregate Offering Price	$ 64,898,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,935.88
Offering Note
Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of the registrant’s common stock, as reported on the Nasdaq Global Select Market, on May 20, 2025, a date within five business days prior to the filing of this prospectus supplement.